Expense Example	Oct. 28, 2026 USD ($)
IMS Capital Value Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 177
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,052
IMS Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	811
Expense Example, with Redemption, 5 Years	1,447
Expense Example, with Redemption, 10 Years	$ 3,158